                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     --------------------

                           Virtus Institutional Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------------

                      Date of fiscal year end: December 31
                                               ---------------------

                    Date of reporting period: March 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE  OF  INVESTMENTS.

The  Schedule  of  Investments is attached herewith.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
U.S. GOVERNMENT SECURITIES -- 13.7%

U.S. Treasury Bond 4.500%, 8/15/39                       $     145   $     145
U.S. Treasury Note
   0.625%, 6/30/12                                             220         220
   3.125%, 4/30/13                                             400         419
   2.125%, 2/29/16                                           2,355       2,348
   5.125%, 5/15/16                                              40          46
   3.250%, 3/31/17                                             525         544
   2.625%, 8/15/20                                             995         933
   3.625%, 2/15/21                                           1,185       1,202
                                                         ---------   ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $ 5,897)                                                5,857
                                                                     ---------

MUNICIPAL BONDS -- 8.6%

CALIFORNIA -- 0.2%
San Diego County Water Authority, Build America
   Bonds Taxable Series B 6.138%, 5/1/49                        90          89
                                                                     ---------

CONNECTICUT -- 0.5%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A ( NATL Insured) 6.910%, 9/1/12 (3)           255         227
                                                                     ---------

FLORIDA -- 0.4%
Miami-Dade County Educational Facilities
   Authority Taxable University of Miami Series C,
   5.460%, 4/1/15                                              165         173
                                                                     ---------

KENTUCKY -- 0.4%
State of Kentucky General Fund Taxable 3.165%,
   4/1/18                                                      180         175
                                                                     ---------

MASSACHUSETTS -- 1.2%
Commonwealth of Massachusetts Series C,
   (AGM Insured) 5.500%, 12/1/22                               185         216
State Development Finance Agency Harvard
   University Series B-1, 5.000%, 10/15/40                     290         293
                                                                     ---------
                                                                           509
                                                                     ---------

MICHIGAN -- 1.2%
City of Flat Rock Finance Authority, Taxable
   Series A, 6.750%, 10/1/16                                   125         132
State of Michigan Taxable Series B 4.140%,
   11/1/20                                                     215         204
Tobacco Settlement Finance Authority Taxable
   Series 06-A, 7.309%, 6/1/34                                 260         184
                                                                     ---------
                                                                           520
                                                                     ---------

MISSISSIPPI -- 0.3%
State of Mississippi Build America Bonds Taxable
   5.245%, 11/1/34                                             130         123
                                                                     ---------

NEW JERSEY -- 0.5%
New Jersey Transportation Trust Fund Authority,
   Build America Taxable Series B 6.561%,
   12/15/40                                                    225         225
                                                                     ---------

NEW YORK -- 1.3%
City of New York Taxable 4.669%, 10/1/22                        90          89
New York State Dormitory Authority 5.000%,
   7/1/37                                                      225         224
New York State Urban Development Corp. Build
   America Bonds Taxable Series C 4.810%,
   3/15/21                                                     225         230
                                                                     ---------
                                                                           543
                                                                     ---------

PENNSYLVANIA -- 0.5%
City of Pittsburgh Pension Obligation Taxable
  Series B, (NATL, FGIC Insured) 6.350%, 3/1/13                200         211
                                                                     ---------

TEXAS -- 0.6%
City of Austin 5.000%, 9/1/20                                  230         263
                                                                     ---------

UTAH -- 0.5%
Utah Transit Authority Sales Tax, Series A(AGM
   Insured) 5.000%, 6/15/36                                    215         215
                                                                     ---------

VIRGINIA -- 0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                                125          79
                                                                     ---------

WASHINGTON -- 0.8%
King County Sewer Project (AGM Insured)
   5.000%, 1/1/36                                              210         205
State of Washington 5.250%, 2/1/36                             120         122
                                                                     ---------
                                                                           327
                                                                     ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $ 3,848)                                                3,679
                                                                     ---------

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
FOREIGN GOVERNMENT SECURITIES -- 0.1%
Republic of Hungary 6.250%, 1/29/20                      $      35   $      36

TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $ 36)                                                      36

MORTGAGE-BACKED SECURITIES -- 37.4%

AGENCY -- 29.4%
FHLMC
   5.500%, 8/1/18                                              113         122
   4.500%, 10/1/18                                             182         193
FNMA
   4.500%, 9/1/18                                              213         226
   5.000%, 11/1/20                                             208         223
   5.500%, 6/1/21                                              107         116
   4.000%, 2/1/25                                              548         564
   6.000%, 5/1/29                                               71          78
   7.000%, 11/1/30                                              20          23
   6.000%, 11/1/31                                              47          52
   6.000%, 12/1/32                                              38          42
   5.500%, 4/1/33                                              220         236
   5.500%, 4/1/33                                              150         162
   5.000%, 7/1/33                                              127         134
   6.500%, 8/1/33                                              293         332
   5.500%, 4/1/34                                              174         187
   5.000%, 7/1/35                                              192         202
   5.500%, 12/1/35                                             237         254
   6.500%, 8/1/36                                              145         163
   5.500%, 4/1/37                                              101         109
   5.500%, 4/1/37                                              158         169
   6.000%, 7/1/37                                              353         385
   6.000%, 9/1/37                                               41          45
   6.500%, 9/1/37                                               40          45
   6.000%, 10/1/37                                             146         159
   6.000%, 2/1/38                                              159         173
   6.000%, 2/1/38                                              108         118
   6.000%, 2/1/38                                              179         195
   5.000%, 3/1/38                                              291         305
   5.500%, 3/1/38                                              177         190
   5.500%, 3/1/38                                               46          49
   5.000%, 4/1/38                                              512         537
   5.500%, 6/1/38                                              435         465
   6.000%, 8/1/38                                              140         153
   5.000%, 1/1/39                                              221         232
   5.000%, 9/1/39                                              565         592
   4.500%, 10/1/39                                              76          78
   5.000%, 10/1/39                                             873         914
   5.500%, 10/1/39                                             204         219
   5.000%, 3/1/40                                              469         493
   4.500%, 4/1/40                                              343         349
   4.500%, 8/1/40                                              932         950
   4.000%, 10/1/40                                             484         477
   4.000%, 11/1/40                                             695         684
   4.000%, 12/1/40                                             249         245
   5.000%, 12/1/40                                             423         444
   4.500%, 3/1/41                                              300         306
GNMA
   7.000%, 8/15/29                                              34          39
   6.500%, 12/15/31                                              9          11
   6.500%, 12/15/31                                            115         130
   6.500%, 1/15/32                                               5           6
   6.500%, 3/15/32                                              29          33
                                                                     ---------
                                                                        12,608
                                                                     ---------

NON-AGENCY -- 8.0%
Bear Stearns Commercial Mortgage Securities, Inc.
   06-PW12, A4 5.723%, 9/11/38(2)                              175         192
   06-PW14, A4 5.201%, 12/11/38                                150         158
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (2)                                         390         404
GMAC Commercial Mortgage Securities, Inc. 04-
   C2, A3 5.134%, 8/10/38                                      170         178
GS Mortgage Securities Corp. 11-ALF, A 144A
   2.716%, 2/10/21 (3)                                         125         125
JPMorgan Chase Commercial Mortgage
   Securities Corp. 07-LD12, A4 5.882%, 2/15/51 (2)            595         637

Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(2)                               325         344
   06-C6, A4 5.372%, 9/15/39                                   190         203
Lehman Brothers Commercial Conduit Mortgage
   Trust 07-C3, A4 5.928%, 7/15/44 (2)                         271         290
Morgan Stanley Capital I 07-IQ14, A4 5.692%,
   4/15/49 (2)                                                 425         448

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
NON-AGENCY -- (CONTINUED)
Morgan Stanley Mortgage Loan Trust 05-5AR,
   4A1 5.401%, 9/25/35 (2)                               $     127   $      99
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5 5.342%, 12/15/43                                 205         212
   07-C33, A4 5.900%, 2/15/51(2)                               120         128
                                                                     ---------
                                                                         3,418
                                                                     ---------

TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 15,237)                                              16,026
                                                                     ---------

ASSET-BACKED SECURITIES -- 0.8%

Carmax Auto Owner Trust 11-1, A3 1.290%,
   9/15/15                                                     125         125
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   0.262%, 10/25/36 (2)                                        166         106
UCFC Manufactured Housing 97-3, A4 6.975%,
   1/15/29                                                     135         137
                                                                     ---------

TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $ 427)                                                    368
                                                                     ---------

CORPORATE BONDS -- 37.1%

CONSUMER DISCRETIONARY -- 2.6%
Comcast Corp. 5.875%, 2/15/18                                   75          83
COX Communications, Inc. 144A 6.250%, 6/1/18(3)                 80          89
Echostar DBS Corp. 6.625%, 10/1/14                              50          53
Hasbro, Inc. 6.300%, 9/15/17                                    50          55
Landry's Restaurants, Inc. 11.625%, 12/1/15                     50          54
Polymer Group, Inc. 144A 7.750%, 2/1/19 (3)                     50          52
QVC, Inc. 144A 7.500%, 10/1/19 (3)                              70          74
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                   115         124
Salvation Army (The) 5.480%, 9/1/17                            185         196
Seneca Gaming Corp. 144A 8.250%, 12/1/18 (3)                    40          41
Time Warner Cable, Inc. 6.750%, 7/1/18                          50          57
Toys "R" Us Property Co., LLC 8.500%, 12/1/17                   75          81
Wyndham Worldwide Corp. 5.750%, 2/1/18                          40          41
Wynn Las Vegas LLC / Wynn Las Vegas Capital
   Corp. 7.875%, 11/1/17                                       100         108
                                                                     ---------
                                                                         1,108
                                                                     ---------

CONSUMER STAPLES -- 1.5%
Bumble Bee Acquisition Corp. 144A 9.000%,
   12/15/17 (3)                                                 55          57
Bunge Ltd. Finance Corp. 5.100%, 7/15/15                        85          89
C&S Group Enterprises LLC 144A 8.375%, 5/1/17 (3)               70          72
Coca-Cola HBC Finance BV 5.500%, 9/17/15                        75          81
Pilgrim's Pride Corp. 144A 7.875%, 12/15/18 (3)                 55          54
Reynolds American, Inc. 6.750%, 6/15/17                        155         177
SUPERVALU, Inc. 7.500%, 11/15/14                               115         116
                                                                     ---------
                                                                           646
                                                                     ---------

ENERGY -- 3.6%
Energy Transfer Equity LP 7.500%, 10/15/20                      20          22
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16 (3)                                                215         235
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
   7.750%, 11/1/15 (3)                                          70          73
Kinder Morgan Energy Partners LP 6.000%,
   2/1/17                                                      105         117
Marathon Petroleum Corp. 144A 5.125%, 3/1/21 (3)               100         101
Newfield Exploration Co. 6.625%, 9/1/14                        185         190
Noble Energy, Inc. 8.250%, 3/1/19                              105         132
Petropower I Funding Trust 144A 7.360%, 2/15/14 (3)            227         231
Pioneer Natural Resources Co. 7.500%, 1/15/20                   85          96
Rowan Cos., Inc. 5.000%, 9/1/17                                 85          88
TNK-BP Finance SA RegS 6.125%, 3/20/12 (4)                     170         178
Weatherford International Ltd. 5.125%, 9/15/20                  80          79
                                                                     ---------
                                                                         1,542
                                                                     ---------

FINANCIALS -- 16.1%
AFLAC, Inc. 8.500%, 5/15/19                                     65          79
American Express Co. 8.125%, 5/20/19                            70          87
Australia & New Zealand Banking Group Ltd.
   144A 4.875%, 1/12/21 (3)                                    125         126
Banco Santander SA Unipersonal 144A 3.781%,
   10/7/15 (3)                                                 100          97
Banco Santander SA 144A Chile 5.375%, 12/9/14(3)                90          93
Bank of America Corp.
   5.750%, 8/15/16                                             110         116
   5.750%, 12/1/17                                             200         211
Barclays Bank plc 144A 6.050%, 12/4/17 (3)                      60          62
BBVA Bancomer SA 144A 6.500%, 3/10/21 (3)                      150         148
Berkley (W.R.) Corp. 5.875%, 2/15/13                            85          90
BioMed Realty LP 3.850%, 4/15/16                                60          59

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
FINANCIALS -- (CONTINUED)
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (3)                                   $     125   $     131
Capital One Financial Corp. 5.250%, 2/21/17                     95         100
CIT Group, Inc. 7.000%, 5/1/16                                  50          50
Citigroup, Inc.
   4.875%, 5/7/15                                               95          98
   5.500%, 2/15/17                                             170         177
CNA Financial Corp. 5.850%, 12/15/14                            80          86
Countrywide Financial Corp. 6.250%, 5/15/16                    100         107
Credit Suisse 6.000%, 2/15/18                                   65          69
Credit Suisse USA, Inc. 5.850%, 8/16/16                         50          56
Deutsche Bank AG Series 1 3.250%, 1/11/16                       90          90
DuPont Fabros Technology LP 8.500%, 12/15/17                    55          61
Export-Import Bank of Korea 5.500%, 10/17/12                   220         232
Fifth Third Bancorp 4.500%, 6/1/18                             110         107
First Horizon National Corp. 5.375%, 12/15/15                   80          84
Ford Motor Credit Co., LLC 8.700%, 10/1/14                     100         114
Genworth Financial, Inc. 6.515%, 5/22/18                        95          94
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                              85          91
   6.150%, 4/1/18                                              285         309
HCP, Inc. 5.375%, 2/1/21                                        50          50
HRPT Properties Trust 5.750%, 2/15/14                          210         219
HSB Capital I Series B, 1.213%, 7/15/27 (2)(5)                 365         221
Huntington Bancshares, Inc. 7.000%, 12/15/20                    60          66
ICICI Bank Ltd. 144A 5.750%, 11/16/20 (3)                      100          99
International Lease Finance Corp. 5.650%, 6/1/14                70          71
Jefferson-Pilot Corp. 4.750%, 1/30/14                           85          89
JPMorgan Chase & Co. 5.250%, 5/1/15                            130         139
KeyCorp 5.100%, 3/24/21                                         65          65
Korea Development Bank 5.750%, 9/10/13                          70          76
Lloyds TSB Bank plc 6.375%, 1/21/21                             95          99
Metropolitan Life Global Funding I 144A 5.125%,
   6/10/14 (3)                                                 100         108
Morgan Stanley
   4.750%, 4/1/14                                              110         115
   5.375%, 10/15/15                                            150         159
Nordea Bank AB 144A 4.875%, 1/14/21 (3)                        100         102
PNC Bank NA 4.875%, 9/21/17                                    115         121
Principal Financial Group, Inc. 7.875%, 5/15/14                 80          92
ProLogis 6.625%, 5/15/18                                        90          97
Regions Financial Corp. 7.750%, 11/10/14                       115         124
Royal Bank of Scotland plc (The)
   3.950%, 9/21/15                                              45          45
   6.125%, 1/11/21                                              55          57
SLM Corp. 6.250%, 1/25/16                                      110         115
SunTrust Banks, Inc. 6.000%, 9/11/17                            95         105
Tanger Factory Outlet Centers 6.150%, 11/15/15                 170         188
UDR, Inc. 5.250%, 1/15/15                                       60          63
UFJ Finance AEC 6.750%, 7/15/13                                120         132
Unum Group 5.625%, 9/15/20                                      55          56
Wachovia Bank NA 5.000%, 8/15/15                               250         267
Westfield Capital Corp., Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (3)                         140         150
Willis Group Holdings plc 5.750%, 3/15/21                      105         104
XL Capital Ltd. 5.250%, 9/15/14                                100         105
Xstrata Finance Canada Ltd. 144A 5.800%,
   11/15/16 (3)                                                105         116
Zions Bancorp 7.750%, 9/23/14                                   45          49
                                                                     ---------
                                                                         6,888
                                                                     ---------

HEALTH CARE -- 0.5%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20                     85          84
HCA, Inc. 9.250%, 11/15/16                                     110         119
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (3)                                          10          10
Universal Health Services, Inc. 7.125%, 6/30/16                 18          19
                                                                     ---------
                                                                           232
                                                                     ---------

INDUSTRIALS -- 3.3%
ADS Tactical, Inc. 144A 11.000%, 4/1/18 (3)                     40          41
AWAS Aviation Capital Ltd. 144A 7.000%,
   10/15/16 (3)                                                120         121
CNH America LLC 7.250%, 1/15/16                                 85          93
Continental Airlines, Inc. Pass-Through-Trust 98-
   1A, 6.648%, 3/15/19                                         402         424
Delta Air Lines Pass-Through-Trust
   11-1, A 5.300%, 4/15/19                                      75          75
   10-2A, 2A 4.950%, 5/23/19                                   125         125
Griffon Corp. 144A 7.125%, 4/1/18 (3)                          125         128
Hutchison Whampoa International Ltd. 144A
   5.750%, 9/11/19 (3)                                         100         108
Kratos Defense & Security Solutions, Inc.
   10.000%, 6/1/17                                              70          77
Owens Corning, Inc. 6.500%, 12/1/16                             55          60
Ryder System, Inc. 3.600%, 3/1/16                               55          55

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE    VALUE
                                                        ----------  ----------
INDUSTRIALS--(CONTINUED)
SPX Corp. 144A 6.875%, 9/1/17 (3)                       $       75  $       81
Teekay Corp. 8.500%, 1/15/20                                    30          33
                                                                    ----------
                                                                         1,421
                                                                    ----------
INFORMATION TECHNOLOGY--2.2%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                      175         177
CommScope, Inc. 144A 8.250%, 1/15/19 (3)                        50          52
Crown Castle Holdings GS V LLC / Crown Castle
   GS III Corp. 144A 7.750%, 5/1/17 (3)                         90          98
First Data Corp. 144A 8.875%, 8/15/20 (3)                       50          55
Jabil Circuit, Inc. 8.250%, 3/15/18                            170         194
National Semiconductor Corp. 6.600%, 6/15/17                   100         110
Seagate HDD Cayman 144A 7.750%, 12/15/18 (3)                   100         104
Spansion LLC 144A 7.875%, 11/15/17 (3)                          75          77
Xerox Corp. 6.750%, 2/1/17                                      60          69
                                                                    ----------
                                                                           936
                                                                    ----------
MATERIALS--2.1%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18 (3)                 60          67
Allegheny Technologies, Inc. 9.375%, 6/1/19                     35          44
Berry Plastics Corp. 8.250%, 11/15/15                           40          43
Catalyst Paper Corp. 7.375%, 3/1/14                             65          50
Commercial Metals Co. 7.350%, 8/15/18                           75          78
CRH America, Inc. 6.000%, 9/30/16                               85          92
Georgia Gulf Corp. 144A 9.000%, 1/15/17 (3)                     45          49
Georgia-Pacific LLC 144A 5.400%, 11/1/20 (3)                   110         109
International Paper Co. 9.375%, 5/15/19                        100         129
Lyondell Chemical Co. 144A 8.000%, 11/1/17 (3)                  90          99
Rock-Tenn Co. 9.250%, 3/15/16                                   75          83
Solo Cup Co. / Solo Cup Operating Corp.
  10.500%, 11/1/13                                              50          52
                                                                    ----------
                                                                           895
                                                                    ----------
TELECOMMUNICATION SERVICES--2.6%
Frontier Communications Corp. 7.875%, 4/15/15                   80          87
Nextel Communications, Inc. Series D 7.375%,
   8/1/15                                                      105         106
OJSC Vimpel Communications (VIP Finance
   Ireland Ltd.) 144A 8.375%, 4/30/13 (3)                      100         110
PAETEC Holding Corp. 8.875%, 6/30/17                            75          81
Qwest Corp. 6.500%, 6/1/17                                      85          94
SBA Tower Trust 144A 5.101%, 4/15/17 (3)                        85          87
Telecom Italia Capital SA 6.999%, 6/4/18                       145         158
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21                   100         101
Verizon Communications, Inc. 5.500%, 4/1/17                    110         121
Vodafone Group plc 6.150%, 2/27/37                              35          37
West Corp. 144A 8.625%, 10/1/18 (3)                             75          79
Windstream Corp. 144A 7.750%, 10/15/20 (3)                      65          67
                                                                    ----------
                                                                         1,128
                                                                    ----------
UTILITIES--2.6%
Entergy Louisiana LLC 5.400%, 11/1/24                           60          63
Great River Energy 144A 5.829%, 7/1/17 (3)                     146         160
Intergen NV 144A 9.000%, 6/30/17 (3)                           150         162
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19 (3)           200         213
Midwest Generation LLC Series B 8.560%, 1/2/16                 145         148
NRG Energy, Inc. 144A 7.625%, 1/15/18 (3)                       35          36
TransAlta Corp. 4.750%, 1/15/15                                 35          37
United Energy Distribution Holdings Property Ltd.
  144A 5.450%, 4/15/16 (3)                                     265         275
                                                                    ----------
                                                                         1,094
                                                                    ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $15,185)                                               15,890
                                                                    ----------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $40,630)                                               41,856
                                                                    ----------

                                                          SHARES      VALUE
                                                        ----------  ----------
SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield
   0.150%)                                                 658,873         659
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $659)                                                     659
                                                                    ----------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $41,289)                                             42,515(1)
Other assets and liabilities, net--0.8%                                    351
                                                                    ----------
NET ASSETS--100.0%                                                  $   42,866
                                                                    ==========


ABBREVIATIONS:

ADS     American Depositary Share
AGM    Assured Guaranty Municipal Corp.
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
NATL   National Public Finance Guarantee Corp.

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

 FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 2 Federal Income Tax Information in the Notes to Schedule of Investments.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $5,051 or 11.8% of net assets.

(4) Regulation S security. Security is offered and sold outside of the United States.

(5)   Interest payments may be deferred.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)
Country Weightings (Unaudited)+
United States (includes short-term investments)                 91%
Australia                                                        1
Chile                                                            1
Russia                                                           1
South Korea                                                      1
Spain                                                            1
United Kingdom                                                   1
Other                                                            3
Total                                                          100%

+% of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                         LEVEL 2       LEVEL 3
                                      TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                         MARCH 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                          2011        QUOTED PRICES      INPUTS        INPUTS
Debt Securities:
    Asset-Backed Securities           $          368  $          --    $       368  $         --
    Corporate Bonds                           15,890             --         15,890            --
    Foreign Government Securities                 36             --             36            --
    Mortgage-Backed Securities                16,026             --         15,901           125
    Municipal Bonds                            3,679             --          3,679            --
    U.S. Government Securities                 5,857             --          5,857            --
Equity Securities:
    Short- Term Investments                      659            659             --            --
Total Investments                     $       42,515  $         659    $    41,731  $        125

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                              Mortgage-Backed
INVESTMENTS IN SECURITIES                           TOTAL       Securities
                                                   --------   ---------------
BALANCE AS OF DECEMBER 31, 2010:                     $ --          $ --
Accrued Discount/(Premium)                             --            --
Realized Gain (Loss)                                   --            --
Change in Unrealized Appreciation (Depreciation)       --(c)         --(c)
Purchases                                             125           125
Sales(b)                                               --            --
Transfers into Level 3(a)                              --            --
Transfers from Level 3(a)                              --            --
                                                     ----          ----
BALANCE AS OF MARCH 31, 2011                         $125          $125
                                                     ====          ====

(a) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the "Fund"), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund has been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2--FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2011, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                         Net Unrealized
 Federal    Unrealized     Unrealized     Appreciation
 Tax Cost  Appreciation  (Depreciation)  (Depreciation)
$  41,292  $      1,835   $       (612)  $         1,223

NOTE 3--SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

  Other information regarding the Fund is available in the Fund's most recent
                            Report to Shareholders.2

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Virtus Institutional Trust
             -------------------------------------------------------------------


By (Signature and Title)*    /s/ George R. Aylward
                          ------------------------------------------------------
                             George R. Aylward, President
                             (principal executive officer)

Date May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ George R. Aylward
                          ------------------------------------------------------
                             George R. Aylward, President
                             (principal executive officer)

Date May 31, 2011


By (Signature and Title)*    /s/ W. Patrick Bradley
                          ------------------------------------------------------
                             W. Patrick  Bradley, Chief Financial Officer and
                             Treasurer (principal financial officer)

Date May 24, 2011

* Print the name and title of each signing officer under his or her signature.